Short-Term Investments (Tables)	6 Months Ended
Sep. 30, 2017
Summary of Investment Holdings [Line Items]
Schedule of amortized cost and fair value of investment securities held-to-maturity
	Investment Securities Held-to-Maturity			Estimated
	Amortized Cost	Unrealized Gains	Unrealized Losses	fair value
At September 30, 2017
Corporate debt securities	$1,997,792	$—	$—	$1,997,792
Other debt securities	—	—	—	—
	$1,997,792	$—	$—	$1,997,792
At March 31, 2017
Corporate debt securities	$—	$—	$—	$—
Other debt securities	—	—	—	—
	$—	$—	$—	$—

Investment securities [Member]
Summary of Investment Holdings [Line Items]
Schedule of amortized cost and fair value of investment securities held-to-maturity
	September 30, 2017	March 31, 2017
Due in one year or less	$1,997,792	$—
Due after one year through five years	—	—
Due after five years through ten years	—	—
Due after ten years	—	—
Total	$1,997,792	$—